Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Schedule of Disaggregation of Revenue	Revenue for the Company’s major product lines consists of the following (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue by Product Line
Betting Technology, Content and Services	$274,235	$209,251	$177,201
Media Technology, Content and Services	91,605	82,698	48,312
Sports Technology and Services	47,137	49,080	37,222

Total	$412,977	$341,029	$262,735

Geographical regions are determined based on the region in which the customer is headquartered or domiciled. Revenues by geographical market consists of the following (in thousands):

	Year Ended December 31,
	2023	2022	2021
Revenue by geographical market:
Europe	$222,415	$184,128	$175,731
Americas	169,149	132,924	69,278
Rest of the world	21,413	23,977	17,726

Total	$412,977	$341,029	$262,735